Inventories (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Inventories [Line Items]
Schedule of Inventories	($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Raw materials and supplies	$38,347	$37,457
Work-in-process	7,674	10,063
Finished goods	77,105	64,654
	$123,126	$112,174
($ amounts in thousands)

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
Raw materials and supplies	$37,457	$39,331
Work-in-process	10,063	5,330
Finished goods	64,654	61,589
	$112,174	$106,250

Schedule of Inventory Write-offs
Inventory write-offs (inclusive of pre-launch inventories detailed below)

($ amounts in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Inventory write-offs	$6,422	$5,951	$10,529	$8,570

Inventory write-offs (inclusive of pre-launch inventories detailed below)
($ amounts in thousands)

	For the Period		For the Year Ended
	September 29, 2012 to	January 1, 2012 to	December 31,	December 31,
	December 31, 2012	September 28, 2012	2011	2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Inventory write-offs	$2,567	$17,209	$7,200	$7,584

Pre-Launch Inventories [Member]
Inventories [Line Items]
Schedule of Inventories
The amounts in the table below represent inventories related to products that were not yet available to be sold and are also included in the total inventory balances presented above.

Pre-Launch Inventories

($ amounts in thousands)

	June 30,	December 31,
	2013	2012
Raw materials and supplies	$6,036	$4,019
Work-in-process	121	655
Finished goods	289	—
	$6,446	$4,674

The amounts in the table below represent inventories related to products that were not yet available to be sold and are also included in the total inventory balances presented above.

Pre-Launch Inventories
($ amounts in thousands)

	December 31,	December 31,
	2012	2011
	(Successor)	(Predecessor)
Raw materials and supplies	$4,019	$7,774
Work-in-process	655	346
Finished goods	—	631
	$4,674	$8,751

Schedule of Inventory Write-offs
Write-offs of pre-launch inventories

($ amounts in thousands)

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012
	(Successor)	(Predecessor)	(Successor)	(Predecessor)
Pre-launch inventory write-offs, net of partner allocation	$—	$5,547	$689	$6,507

	For the Period		For the Year Ended
	September 29, 2012 to December 31, 2012	January 1, 2012 to September 28, 2012	December 31, 2011	December 31, 2010
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Pre-launch inventory write-offs, net of partner allocation	$1,730	$10,208	$1,607	$102